UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Milestone Group
Address: 370 Seventeenth Street
         Suite 3100
         Denver, CO  80202

13F File Number:  28-11128

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert T. Adams
Title:     Managing Director
Phone:       (303) 539-0100

Signature, Place, and Date of Signing:

     Robert T. Adams     Denver, CO     August 11, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $264,772 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                GSCI TTL RET36   06738C794     2224    29512 SH       SOLE                        0        0    29512
BERKSHIRE HATHAWAY INC DEL     CL B             084670207      919      229 SH       SOLE                        0        0      229
EXXON MOBIL CORP               COM              30231G102      468     5310 SH       SOLE                        0        0     5310
ISHARES TR                     S&P WLD EX-US    464288422     2679    68613 SH       SOLE                        0        0    68613
ISHARES TR                     US TIPS BD FD    464287176     1778    16488 SH       SOLE                        0        0    16488
ISHARES TR                     S&P 500 INDEX    464287200    69246   544056 SH       SOLE                        0        0   544056
ISHARES TR                     MSCI EMERG MKT   464287234    11569    85243 SH       SOLE                        0        0    85243
ISHARES TR                     MSCI EAFE IDX    464287465    48891   711977 SH       SOLE                        0        0   711977
ISHARES TR                     RUSSELL1000VAL   464287598      897    12985 SH       SOLE                        0        0    12985
ISHARES TR                     RUSSELL 1000     464287622    32055   454939 SH       SOLE                        0        0   454939
ISHARES TR                     RUSSELL 2000     464287655    11382   165498 SH       SOLE                        0        0   165498
ISHARES TR                     DJ US REAL EST   464287739     9313   153168 SH       SOLE                        0        0   153168
ISHARES TR                     RSSL MCRCP IDX   464288869     5309   121037 SH       SOLE                        0        0   121037
ISHARES TR                     RUSSELL 3000     464287689      289     3858 SH       SOLE                        0        0     3858
MIDCAP SPDR TR                 UNIT SER 1       595635103      292     1962 SH       SOLE                        0        0     1962
PUBLIC STORAGE                 COM              74460D109      207     2559 SH       SOLE                        0        0     2559
SIMON PPTY GROUP INC NEW       COM              828806109      333     3705 SH       SOLE                        0        0     3705
SPDR INDEX SHS FDS             DJWS INTL REAL   78463X863    17633   377138 SH       SOLE                        0        0   377138
SPDR TR                        UNIT SER 1       78462F103     3487    27246 SH       SOLE                        0        0    27246
VANGUARD INDEX FDS             REIT ETF         922908553    19175   330496 SH       SOLE                        0        0   330496
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     4577    99383 SH       SOLE                        0        0    99383
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858    21845   514281 SH       SOLE                        0        0   514281
WAL MART STORES INC            COM              931142103      204     3633 SH       SOLE                        0        0     3633